Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and demand deposits with banks - Non-interest bearing	$ 105,440	$ 93,145
Demand deposits with banks - Interest bearing	171,201	165,741
Cash equivalents - Interest bearing	1,432,295	1,739,226
Cash and cash equivalents	1,708,936	1,998,112
Securities purchased under agreements to resell	1,096,238	1,205,373
Short-term investments	756,543	580,026
Investment in securities
Available-for-sale investments	2,696,253	2,272,486
Held-to-maturity	2,992,052	3,240,290
Total investment in securities	5,688,305	5,512,776
Loans
Loans	4,407,787	4,499,300
Allowance for credit losses	(25,376)	(25,709)
Loans, net of allowance for credit losses	4,382,411	4,473,591
Premises, equipment and computer software, net	158,504	153,782
Goodwill	25,385	23,617
Other intangible assets, net	61,412	65,992
Equity method investments	6,755	6,594
Accrued interest and other assets	210,405	211,533
Total assets	14,094,894	14,231,396
Deposits
Non-interest bearing	2,701,145	2,687,877
Interest bearing	9,996,923	10,058,032
Total deposits	12,698,068	12,745,909
Securities sold under agreements to repurchase	0	92,562
Employee benefit plans	84,466	83,589
Accrued interest and other liabilities	170,509	189,799
Total other liabilities	254,975	365,950
Long-term debt	0	98,725
Total liabilities	12,953,043	13,210,584
Commitments, contingencies and guarantees (Note 12)
Shareholders' equity
Common share capital (BMD 0.01 par; authorized voting ordinary shares 2,000,000,000 and non-voting ordinary shares 6,000,000,000) issued and outstanding: 39,948,264 (2024: 43,537,979)	399	435
Additional paid-in capital	851,223	916,394
Retained earnings	494,384	422,461
Less: treasury common shares, at cost: Nil (2024: 619,212)	0	(23,063)
Accumulated other comprehensive income (loss)	(204,155)	(295,415)
Total shareholders’ equity	1,141,851	1,020,812
Total liabilities and shareholders’ equity	$ 14,094,894	$ 14,231,396